Net Finance Costs - Summary of Net Finance Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Interest expense using the effective interest rate method:
Interest on bank loans, overdrafts and all other borrowings	$ 997	$ 491	$ 607
Interest capitalised at 5.71% (2022: 2.90%; 2021: 2.83%)	(271)	(113)	(204)
Interest on lease liabilities	130	119	102
Discounting on provisions and other liabilities	1,293	645	353
Other gains and losses:
Fair value change on hedged loans	(803)	(1,286)	(779)
Fair value change on hedging derivatives	691	1,277	704
Loss on bond repurchase			395
Exchange variations on net debt	9	(99)	99
Other	14	16	13
Total financial expenses	2,060	1,050	1,290
Financial income
Interest income	(529)	(81)	(67)
Net finance costs	$ 1,531	$ 969	$ 1,223